CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues	¥ 3,022,145,785	$ 439,552,874	¥ 517,052,950	¥ 57,954,312
Cost of revenues	(497,592,461)	(72,371,822)	(75,996,476)	(7,058,321)
Cost of revenues-related parties	(6,020,268)	(875,612)	(484,019)	(120,000)
Gross profit	2,518,533,056	366,305,440	440,572,455	50,775,991
Operating expenses:
Research and development expenses	(270,107,740)	(39,285,541)	(15,096,815)	(2,460,972)
Research and development expenses-related parties			(220,189)	(166,000)
Sales and marketing expenses	(3,226,367,334)	(469,255,666)	(493,775,027)	(54,558,811)
Sales and marketing expenses-related parties	(23,670,772)	(3,442,772)	(950,185)	(74,000)
General and administrative expenses	(980,725,286)	(142,640,577)	(10,812,869)	(1,763,219)
General and administrative expenses-related parties			(15,133,767)	(2,664,000)
Total operating expenses	(4,500,871,132)	(654,624,556)	(535,988,852)	(61,687,002)
Other gains	724,892	105,432
Loss from operations	(1,981,613,184)	(288,213,684)	(95,416,397)	(10,911,011)
Interest income	31,301,616	4,552,631	673,858	50,840
Foreign exchange related gains, net	4,133,996	601,265
Others, net	(69,181)	(10,062)	(17,150)	(2,208)
Loss before income taxes	(1,946,246,753)	(283,069,850)	(94,759,689)	(10,862,379)
Income tax benefit	400,541	58,256
Net loss	(1,945,846,212)	(283,011,594)	(94,759,689)	(10,862,379)
Net loss attributable to non-controlling interests	3,274,525	476,260
Net loss attributable to Qutoutiao Inc.	(1,942,571,687)	(282,535,334)	(94,759,689)	(10,862,379)
Accretion to convertible redeemable preferred shares redemption value	(101,806,743)	(14,807,177)	(6,012,783)
Gains on repurchase of convertible redeemable preferred shares	18,332,152	2,666,301
Deemed dividend to preferred shareholders	(1,916,871)	(278,797)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,028,941,350)	(295,097,280)	(100,772,472)	(10,862,379)
Net loss	(1,945,846,212)	(283,011,594)	(94,759,689)	(10,862,379)
Other comprehensive loss/(income)
Foreign currency translation adjustment, net of nil tax	(16,453,526)	(2,393,066)	24,651
Total comprehensive loss	(1,962,299,738)	(285,404,660)	(94,735,038)	(10,862,379)
Comprehensive loss attributable to non-controlling interests	3,274,525	476,260
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,959,025,213)	$ (284,928,400)	¥ (94,735,038)	¥ (10,862,379)
Net loss per share
— Basic and diluted | (per share)	¥ (57.97)	$ (8.43)	¥ (4.19)	¥ (0.45)
Weighted average number of ordinary shares used in per share calculation:
— Basic and Diluted | shares	35,000,472	35,000,472	24,062,500	24,062,500
Advertising and Marketing Revenue
Net revenues	¥ 2,796,810,549	$ 406,779,223	¥ 512,882,481	¥ 57,880,338
Advertising And Marketing Revenue Related Parties
Net revenues	17,447,475	2,537,630
Other Revenue
Net revenues	178,290,618	25,931,295	¥ 4,170,469	¥ 73,974
Other Revenue Related Parties
Net revenues	29,597,143	4,304,726
Series A Shares | Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	¥ (978,201)	$ (142,273)